Supplement to the
Fidelity® Cash Management Funds
Treasury Fund -
Advisor B Class and Advisor C Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of the shareholders of Treasury Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday.

DMFB/DMFC-05-02 August 29, 2005
1.480136.114

Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund,
Prime Fund, and Tax-Exempt Fund -
Daily Money Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of the shareholders of Treasury Fund, Prime Fund, and Tax-Exempt Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section on page 24.

Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Daily Money Class shares purchased by a wire order at any time on Good Friday begin to earn dividends on the first business day following the day of purchase.

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section on page 24.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund generally earn dividends through the day prior to the day of redemption. Daily Money Class shares redeemed by a wire order at any time on Good Friday earn dividends until, but not including, the next business day following the day of redemption.

DMFI-05-02 August 29, 2005
1.480141.112

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section on page 24.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund,
Prime Fund, and
Tax-Exempt Fund - Capital Reserves Class
December 30, 2004
Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of the shareholders of Treasury Fund, Prime Fund, and Tax-Exempt Fund will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section on page 22.

Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Capital Reserves Class shares purchased by a wire order at any time on Good Friday begin to earn dividends on the first business day following the day of purchase.

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section on page 22.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund generally earn dividends through the day prior to the day of redemption. Capital Reserves Class shares redeemed by a wire order at any time on Good Friday earn dividends until, but not including, the next business day following the day of redemption.

DMFR-05-02 August 29, 2005
1.480142.113

The following information replaces the similar information found in "Earning Dividends" in the "Dividends and Capital Gain Distributions" section beginning on page 22.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Supplement to the
Fidelity Tax-Free Money Market Fund
December 30, 2004
Prospectus

Shareholder Meeting. On or about October 26, 2005, a meeting of the shareholders of Fidelity Tax-Free Money Market Fund, will be held to vote on various proposals. Shareholders of record on August 29, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday.

The following information replaces the similar information found on the back cover of the prospectus.

You can obtain additional information about the fund. The fund will provide a full list of its holdings on Fidelity's website, www.fidelity.com (Research tab), 60 days after its fiscal quarter-end. The fund's monthly holdings are also available monthly, 15 days or more after month-end by calling Fidelity at 1-800-544-8544. A description of the fund's policies and procedures for disclosing its holdings is available in the fund's SAI. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information.

TFM-05-03 August 29, 2005
1.761611.108